Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2025	2024

United States	$14,703	$(67,489)
Foreign	2,100	801

Total worldwide pretax earnings	$16,803	$(66,688)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2025	2024

Current:
Federal	$—	$—
State	3	3
Foreign	473	257

Total Current	476	260

Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total Deferred	—	—

Provision for income taxes	$476	$260

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carry-forwards	$54,574	$48,154
Research and development tax credits	20,387	12,949
Capitalized research and development	18,283	27,892
Sale of future royalties	1,608	1,179
Lease liability	2,068	3,682
Accruals, reserves and other	1,203	1,790
Stock based compensation	6,757	4,886
Total deferred tax assets	104,880	100,532
Valuation allowance	(100,494)	(94,119)
Deferred tax assets net of valuation allowance	4,386	6,413
Deferred tax liabilities:
Intangible assets	(1,755)	(1,999)
Right-of-use assets	(2,631)	(4,309)
Depreciation on property and equipment	—	(105)
Total deferred tax liabilities	(4,386)	(6,413)

Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,		Year Ended December 31,
	2025		2024
	$	%	%

U.S. federal taxes at statutory rate	$3,528	21.0%	21.0%
State taxes (net of federal benefit)	3	—	0.1
Foreign	473	2.8	—
Foreign rate differential	—	—	(0.7)
Other nondeductible items	(76)	(0.5)	(0.1)
Tax credits	(11,442)	(68.1)	4.2
Change in valuation allowance	2,960	17.6	(17.4)
Changes in unrecognized tax benefits	4,577	27.2	—
Prior year true-up	—	—	(5.5)
Stock-based compensation	453	2.7	(2.0)

Provision for income taxes	$476	2.8%	(0.4)%

Schedule of Income Taxes Paid [Table Text Block]
Year Ended December 31,
2025

Federal	$—
State and Local
California Extension	1,600
Massachusetts Extension	1,000
New York Refund	(75)
Total State and Local	2,525

Foreign
Withholding Tax on Daiichi Royalty	96,464
Total Foreign	96,464

Total Taxes Paid	$98,989

Schedule of Income Tax by State [Table Text Block]
	Year Ended December 31,
	2025

California	$1,600	63.4%

Total	$1,600	63.4%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2025	2024

Beginning Balance	$8,537	$6,566
Additions based on tax positions related to the current year	5,061	1,977
Decreases related to prior years’ tax positions	—	(6)

Ending Balance	$13,598	$8,537